Earnings Per Share (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dilutive securities outstanding not included in the computation of earnings per share because their effect is antidilutive:
Employee stock options	6,432,281	4,882,338	6,820,393